Summary of Significant Accounting Policies (Details)	1 Months Ended		12 Months Ended
	May 31, 2019	Nov. 30, 2017	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage	0.98%	1.50%
Restricted cash			$ 700,000
Allowance amount			8,047,527		$ 5,744,387
Inventory valuation allowance			2,711,158
Long-term investments			14,072		41,925	1,087
Impairment charges			979,426
Impairments charges for intangible assets			2,650,020
Deferred government grants			3,048,035		458,182	101,485
Deferred government			$ 2,871,665
Q&A session fees description			The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.	The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.
Annual rate (in Yuan Renminbi) | ¥				¥ 299
Revenue			$ 170,061		253,157
Service costs			$ 1,176,956		$ 1,823,358	2,087,425
Diluted shares (in Dollars per share) | $ / shares			$ 24,820,313		$ 23,638,751
Aggregate deposits (in Yuan Renminbi) | ¥							¥ 500,000
Revenue			$ 39,476,046		$ 3,886,654	$ 2,980,216
Total revenues, percentage						10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Land use rights, useful lives			40 years	40 years
Estimated useful lives			5 years	5 years
Price per share relating to course of program (in Yuan Renminbi per share) | ¥ / shares							¥ 9.9
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Land use rights, useful lives			50 years	50 years
Estimated useful lives			10 years	10 years
Price per share relating to course of program (in Yuan Renminbi per share) | ¥ / shares							¥ 299
Electrolytic Copper [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost of goods sold			$ 38,299,090		$ 2,063,296	$ 892,791
GMB (Beijing) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			49.00%	49.00%
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			60.65%	60.65%	49.00%
GMB Culture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			49.00%	49.00%	49.00%
Shidong Cloud [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			25.00%	25.00%	25.00%
Shidong Trading [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			40.00%	40.00%	40.00%
Client One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 10,837,501		$ 2,000,483
Total revenues, percentage			28.00%		27.00%		28.00%
Account receivable			$ 1,549,436
Account receivable, percentage			12.00%	12.00%
Client Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 7,449,250
Total revenues, percentage			19.00%				19.00%
Client Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 7,358,181
Total revenues, percentage			19.00%				19.00%
Client Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 7,193,849
Total revenues, percentage			20.00%				20.00%
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage			39.35%				39.35%